Events After the Reporting Period	12 Months Ended
Dec. 31, 2018
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Events After the Reporting Period
40	EVENTS AFTER THE REPORTING PERIOD

On 20 March 2019, the Company issued bonds for capital replenishment (the “Bond”) in the national inter-bank bond market in a principal amount of RMB35 billion, and completed the issuance on 22 March 2019. The Bond has 10-year maturity and a fixed coupon rate of 4.28% per annum. The Company has a conditional right to redeem the bonds at the end of the fifth year.